Provisions - Restructuring Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash:
Total	¥ 104,477	¥ 130,370	¥ 81,520
Non-Cash:
Depreciation and impairment	11,398	50,670	1,442
Total	115,875	181,040	82,962
Severance
Cash:
Total	28,031	33,538	17,574
Consulting fees
Cash:
Total	5,704	18,086	19,040
Other
Cash:
Total	¥ 70,742	¥ 78,746	¥ 44,906